Recovery of Erroneously Awarded Compensation	12 Months Ended
May 02, 2026
Restatement Determination Date:: 2025-12-23
Erroneously Awarded Compensation Recovery
Erroneous Compensation Analysis
Recovery of Erroneously Awarded Compensation
Revisions to Financial Statements
As previously disclosed, the Audit Committee determined that the Company was required to restate certain previously reported financial results in fiscal 2024 and fiscal 2025 (the “Restatement”) to correct certain misstatements discovered in connection with the Audit Committee’s investigation.
Clawback Analysis and Recovery
The Restatement required the Compensation Committee to review incentive-based compensation received by Covered Officers during the applicable recovery period pursuant to the Company’s Clawback Policy.
Fiscal 2025 PSU Awards. During September 2024 through March 2025, the Company granted the Fiscal 2025 PSU Awards (as described above under “Compensation Overview—Overview of Compensation Program Design—Long-Term Equity Incentives”). The performance condition for the first tranche of such PSUs, which is tied to the achievement of a $10 stock price target (as measured using a 100-calendar day VWAP), had previously been certified as having been achieved. Before the related PSUs vested, however, the Compensation Committee used its discretionary authority under our equity incentive plan to suspend the vesting of such Fiscal 2025 PSU Awards awarded to our Covered Officers and certain other key employees pending the conclusion of the Audit Committee’s investigation and the Restatement.
Following completion of the Restatement, the Compensation Committee determined, based on its reasonable estimate of the effect of the Restatement on the Company’s stock price, that the $10 stock price performance condition would not likely have been met had the restated financial information been previously available. Based on such evaluation, the Compensation Committee reversed the prior certification of such performance achievement for Covered Officers and certain other key employees. In accordance with the terms of the Fiscal 2025 PSUs Awards, the first tranche remained outstanding and eligible to vest in the future subject to achievement of both the time-based vesting requirements and stock price performance conditions, prior to the expiration date of such awards. The $10 stock price performance condition was ultimately met in June 2026.